Income Taxes - Summary of Amounts Recognized in Net Loss (Detail) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current year	$ (184,181)	$ 240,562	$ 104,682	$ 479,359	$ 157,303	$ (295,709)	$ 181,895
Current tax expense (income) and adjustments for current tax of prior periods					157,303	(295,709)	181,895
Deferred tax expense (recovery)
Deferred tax expense (income)					(1,822,109)	(668,209)	(2,692,313)
Tax expense (recovery)					(1,664,806)	(963,918)	(2,510,418)
Adjustment in prior years [member]
Deferred tax expense (recovery)
Change in unrecognized deferred income tax assets					11,339,580	10,076,594	3,569,361
Currently reported [member]
Current tax expense
Current year					157,303	(295,709)	181,895
Deferred tax expense (recovery)
Origination and reversal of temporary differences					$ (13,161,689)	$ (10,744,803)	$ (6,261,674)